CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2024 USD ($) shares
Shares cancelled on account of business combination | shares	1,164,625,834	1,164,625,834
Per share value of shares cancelled on business combination | ₨ / shares	₨ 1
Housing Development Finance Corporation Limited [Member]
Transfer To Statutory Reserve On Business Combination	₨ 80,557.3	$ 966.6